Restructuring (Tables)	12 Months Ended
Dec. 31, 2015
2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost
At December 31, 2014, a restructuring accrual of $12.1 million was included in accrued and other liabilities and $2.6 million was included in other long term liabilities in the accompanying consolidated balance sheet.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2014	$6,341	$7,627	$652	$14,620
Payments	(4,789)	(4,199)	(418)	(9,406)
Release of excess accrual	(453)	—	(20)	(473)
Foreign currency translation adjustment	(630)	—	—	(630)
Balance at December 31, 2015	$469	$3,428	$214	$4,111

2011 Restructuring
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost
The following table summarizes the cash components of the restructuring costs. At December 31, 2015, no restructuring accrual remained for this program. At December 31, 2014, a restructuring accrual of $0.7 million was included in accrued and other liabilities in the accompanying consolidated balance sheets.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2013	$9,782	$313	$511	$10,606
Payments	(8,071)	(313)	(511)	(8,895)
Release of excess accrual	(775)	—	—	(775)
Foreign currency translation adjustment	(210)	—	—	(210)
Balance at December 31, 2014	$726	$—	$—	$726
Payments	(381)	—	—	(381)
Release of excess accrual	(340)	—	—	(340)
Foreign currency translation adjustment	(5)	—	—	(5)
Balance at December 31, 2015	$—	$—	$—	$—